INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities:
Net income (loss)	$ (324)	$ 512
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	1,629	1,379
Amortization of marketable securities premiums and accretion of discounts, net	195	192
Equity in losses of affiliated companies, net and interest on loans to affiliate company	0	21
Stock-based compensation expenses	1,316	717
Decrease in accrued interest on loans, convertible notes, marketable securities, bank deposits and structured notes	159	52
Decrease in deferred tax assets, net	961	0
Increase in trade receivables, net	(4,363)	(2,229)
Increase in other accounts receivable and prepaid expenses	(2,364)	(736)
Decrease (increase) in inventories	(234)	3,331
Increase (decrease) in trade payables	546	(535)
Increase in other accounts payable and accrued expenses	953	726
Increase in deferred revenues	3,273	3,200
Increase (decrease) in accrued severance pay, net	(186)	114
Net cash provided by operating activities	1,561	6,744
Cash flows from investing activities:
Purchase of marketable securities	(60,170)	0
Proceeds from redemption of marketable securities upon maturity	15,390	4,000
Decrease (increase) short-term deposits	1,000	(269)
Investment in affiliated company	0	(1,211)
Proceeds from redemption of long-term bank deposits	1,381	1,312
Purchase of property and equipment	(719)	(673)
Net cash provided by (used in) investing activities	(43,118)	3,159
Cash flows from financing activities:
Repayment of senior convertible notes	(285)	0
Repayment of long-term bank loans	(2,343)	(5,343)
Consideration related to acquisition of NSC non- controlling interest	0	(515)
Proceeds from issuance of shares upon exercise of stock options and warrants	2,112	210
Proceeds from issuance of shares, net of issuance cost in the amount of $ 2,456 (unaudited)	29,744	0
Consideration related to payment of acquisition of Mailvision	(233)	0
Net cash provided by (used in) financing activities	28,995	(5,648)
Increase (decrease) in cash and cash equivalents	(12,562)	4,255
Cash and cash equivalents at the beginning of the period	30,763	15,219
Cash and cash equivalents at the end of the period	18,201	19,474
Supplemental disclosure of cash flow activities:
Cash paid during the period for income taxes	185	172
Cash paid during the period for interest	$ 229	$ 320